Equity-accounted investees - Shareholder Loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Outstanding	$ 1,708,168,000	$ 848,710,000	$ 1,085,562,000
Joint ventures
Disclosure of joint ventures [line items]
Facility size	186,067,000	0
Outstanding	184,513,000	0
Carrying value | Joint ventures
Disclosure of joint ventures [line items]
Outstanding	186,067,000	0
TI Asia Ltd Revolving Loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional amount	54,000,000
Facility size	45,671,000	0
Outstanding	45,283,000	0
TI Asia Ltd Revolving Loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Outstanding	$ 45,671,000	0
TI Asia Ltd Revolving Loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Asia Ltd Loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 54,000,000
Facility size	45,671,000	0
Outstanding	45,283,000	0
TI Asia Ltd Loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Outstanding	$ 45,671,000	0
TI Asia Ltd Loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd Revolving Loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 56,000,000
Facility size	47,362,000	0
Outstanding	46,974,000	0
TI Africa Ltd Revolving Loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Outstanding	$ 47,362,000	0
TI Africa Ltd Revolving Loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd Loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 56,000,000
Facility size	47,362,000	0
Outstanding	46,974,000	0
TI Africa Ltd Loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Outstanding	$ 47,362,000	$ 0
TI Africa Ltd Loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%